Earnings Per Share	9 Months Ended
Sep. 23, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
EARNINGS PER SHARE
The following table summarizes the calculation of basic and diluted earnings per common share for the years ended December 31, 2011, 2010 and 2009.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Numerator:
Net income (loss)	$16,592	$104	$(16,028)
Denominator:
Basic and diluted weighted average common shares outstanding	52,536,224	52,536,224	33,256,365
Basic and diluted earnings (loss) per common share	$0.32	$—	$(0.48)

The Company had no common share equivalents outstanding for all periods presented.
EARNINGS PER SHARE
The following table summarizes the calculation of basic and diluted earnings per common share for the three and nine months ended September 23, 2012 and September 25, 2011:

	Three Months Ended		Nine Months Ended
	September 23, 2012	September 25, 2011	September 23, 2012	September 25, 2011
	(In thousands, except share and per share data)		(In thousands, except share and per share data)
Basic earnings per common share:
Numerator:
Net income	$10,464	$1,591	$19,846	$3,808
Denominator:
Basic weighted average common shares outstanding	67,866,667	52,536,224	61,613,373	52,536,224
Basic earnings per common share	$0.15	$0.03	$0.32	$0.07

Diluted earnings per common share:
Numerator:
Net income	$10,464	$1,591	$19,846	$3,808
Denominator:
Number of shares used in basic calculation	67,866,667	52,536,224	61,613,373	52,536,224
Weighted average dilutive effect of employee stock options	—	—	30	—
Diluted weighted average common shares outstanding	67,866,667	52,536,224	61,613,403	52,536,224
Diluted earnings per common share	$0.15	$0.03	$0.32	$0.07

Options to purchase 12,466 common shares were outstanding as of September 23, 2012 but not included in the computation of diluted net income per common share for the three months then ended because their effect on such period would be antidilutive.